Inst | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 810
5 years	$ 1,523
10 years	$ 3,416